DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DEBT
DEBT

5. DEBT

The Company’s debt obligations are summarized as follows:

	September 30,	December 31,
	2022	2021
Paycheck Protection Program loan	$—	$1,687

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	990	705
Total convertible debt	2,857	2,572

Face value of Centurion debenture	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	402	176
Less: net debt issuance costs	(427)	(547)
Total Centurion debt	9,771	9,425
Total debt	12,628	13,684
Less: current portion of debt	—	(515)
Long-term debt	$12,628	$13,169

During the nine months ended September 30, 2022, the Company recognized a gain of $1.7 million related to the January 2022 forgiveness of the balance of the Paycheck Protection Program loan.

The following table depicts accretion expense and interest expense (excluding debt issuance cost amortization) related to the Company’s debt obligations for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Accretion expense
Convertible debenture	$95	$95	$285	$285
Centurion debenture	75	76	226	101
	$170	$171	$511	$386

Interest paid
Convertible debenture	$—	$—	$221	$220
Centurion debenture	324	190	872	236
	$324	$190	$1,093	$456

As of September 30, 2022, future minimum principal payments are summarized as follows (in thousands):

	Convertible
	Debt	Debenture
Remainder of 2022	$—	$—
2023	965	—
2024	2,425	—
2025	—	11,000
Total	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	990	402
Less: net debt issuance costs	—	(427)
	$2,857	$9,771

Paycheck Protection Program

During March 2021, the Company received an unsecured loan under the United States Small Business Administration Paycheck Protection Program (“PPP”) in the amount of $1.7 million. Assure executed a PPP promissory note, with an original maturity date of February 25, 2026 (the “PPP Loan”). The PPP Loan carried an interest rate of 1.0% per annum, with principal and interest payments due on the first day of each month, with payments commencing on the earlier of: (i) the day the amount of loan forgiveness granted to Assure was remitted by the Small Business Administration to the Bank of Oklahoma; or (ii) 10 months after the end of the 24-week period following the grant of the Loan. Under the terms of the PPP Loan, all or a portion of the PPP Loan may be forgiven if the Company maintains its employment and compensation within certain parameters during the 24-week period following the loan origination date and the proceeds of the PPP Loan were spent on payroll costs, rent or lease agreements dated before February 15, 2020, and utility payments arising under service agreements dated before February 15, 2020. The Company submitted its application for forgiveness of the PPP Loan during the fourth quarter of 2021 and in January 2022, the Company received forgiveness of the $1.7 million PPP Loan resulting in no balance due.

Convertible Debt

From November 2019 through May 2020, the Company closed multiple non-brokered private placements of convertible debenture units (“CD Unit”) for gross proceeds of $3.5 million. Each CD Unit was offered at a price of $1. Each CD Unit included, among other things, one common share purchase warrant that allows the holder to purchase shares of the Company’s common stock at prices ranging from $5.00 to $9.50 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock at a conversion prices ranging from $3.35 to $7.00 per share for a period of four years. The CD Units carry a 9% coupon rate.

The fair value of the convertible debt was determined to be $1.7 million, the conversion feature $1.2 million and the warrants $600 thousand. The difference between the fair value of the debt of $1.7 million and the face value of convertible debt of $3.5 million will be accreted over the four-year life of the CD Units.

Centurion Debt

In June 2021, Assure issued a debenture to Centurion (the “Debenture”) with a maturity date of June 9, 2025 (the “Maturity Date”), in the principal amount of $11 million related to a credit facility comprised of a $6 million senior term loan (the “Senior Term Loan”), a $2 million senior revolving loan (the “Senior Revolving Loan”) and a $3 million senior term acquisition line (the “Senior Term Acquisition Line” and together with the Senior Term Loan and the Senior Revolving Loan, the “Credit Facility”). Additionally, the Company issued 275,000 warrants with an exercise price of $7.55 which expire on June 14, 2025. During November 2021, the Company and Centurion entered into an amendment to allow the Senior Short Term Acquisition Line to be utilized for organic growth and general working capital purposes. Under the terms and conditions of the debt arrangement, Centurion temporarily modified their debt covenant calculations to allow bad debt expense to be excluded for the first and second quarter of 2022.  The Company’s was in compliance with the debt covenants as of September 30, 2022.

The Credit Facility matures in June 2025 and bears interest at the rate of the greater of 9.50% or the Royal Bank of Canada Prime Rate plus 7.05% per annum.

The fair value of the Debenture was determined to be $6.8 million and the warrants $1.2 million.  The difference between the fair value of the debt of $6.8 million and the face value of the Debenture of $8.0 million will be accreted over the four-year term of the Debenture.

10. DEBT

As of December 31, 2021 and 2020, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,	December 31,
	2021	2020
Central Bank line of credit	$—	$1,978
Central Bank promissory note	—	2,122
Paycheck Protection Program loan	1,687	—
Total	1,687	4,100

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	—
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	705	324
Total convertible debt	2,572	2,251

Face value of Centurion debenture	11,000	—
Less: deemed fair value ascribed to warrants	(1,204)	—
Plus: accretion of implied interest	176	—
Less: net debt issuance costs	(547)	—
Total Centurion debt	9,425	—
Total debt	13,684	6,351
Less: current portion of debt	(515)	(4,100)
Long-term debt	$13,169	$2,251

As of December 31, 2021, future minimum principal payments are summarized as follows (stated in thousands):

	PPP	Convertible	Bank
	Loan	Debt	Indebtedness
2022	$515	$—	$—
2023	372	965	—
2024	372	2,425	—
2025	372	—	11,000
2026	56	—	—
Thereafter	—	—	—
Total	1,687	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	—	(1,523)	(1,204)
Plus: accretion and implied interest	—	705	176
Less: net debt issuance costs	—	—	(547)
	$1,687	$2,572	$9,425

Central Bank Indebtedness

Commencing in 2018, the Company utilized a line of credit provided by its bank to fund its operations. The line of credit provided up to $1 million of borrowings and bore interest at the one-month London Inter-bank Offered Rate (“LIBOR”) rate plus 3.5% and was expected to mature on March 25, 2019.

During January 2019, the Company cancelled its existing line of credit and entered into a $2 million promissory note and a $1 million line of credit with its existing bank. The promissory note bore interest at 6% and required monthly principal and interest payment of $61 thousand through maturity in January 2022. During March 2020, the Company amended the line of credit to extend the maturity date from March 2020 to September 2020. The Company made monthly payments of $167 thousand from April 2020 through September 2020. The line of credit bore interest at an index rate that fluctuated with the one-month LIBOR rate plus 3.5%.  The line of credit was secured by all of the Company’s assets. As of September 30, 2020, the Company had repaid this line of credit.

During August 2020, the Company entered into a new $4 million term loan (the “Term Loan”) and a $2.5 million operating line of credit (the “Operating Line” and together with the Term Loan, the “Loan Facility”), for a total of $6.5 million with Central Bank. The Loan Facility proceeds were utilized to pay off the existing outstanding bank indebtedness and the remaining indebtedness related to the acquisition of the net assets of Littleton Professional Reading, and to fund working capital. As of December 31, 2020, the Company had drawn $2.0 million on the Operating Line and $2.1 million on the Term Loan.

Under the conditions of the agreement governing the Loan Facility (the “Loan Agreement”), the Term Loan bears interest at the Wall Street Journal prime rate (“WSJ”) plus 2.0% and matures on August 12, 2024. Commencing on August 1, 2021, principal payments in the amount of $308 thousand, together with interest, shall be made quarterly on the Term Loan until maturity. In addition, the Operating Line bears interest at a rate of WSJ plus 2.0% and matures on August 12, 2022. Commencing on September 1, 2020 and continuing on the first calendar day of each month until maturity, interest on the Operating Line is due. Assure did not issue any shares, warrants, or options in connection with this transaction.

The Loan Facility is secured by a first-ranking security interest in all of the present and future undertakings, property and assets of the Company and its subsidiaries.

During September 2020, the Company received notice from Central Bank that the reserves recorded by the Company against its accounts receivable during the quarter ended June 30, 2020 constituted a material adverse change in the Company’s assets and thereby triggered an event of default under the Loan Facility. Central Bank had not demanded repayment of amounts advanced under the Loan Facility. As a result of this notice of default, the Company classified the entire outstanding balance of the Loan Facility as a current liability as of December 31, 2020.

The Loan Facility was repaid during the year ended December 31, 2021, in connection with the issuance of the Debenture (discussed below). As a result of the repayment, all agreements with Central Bank were terminated.

For the year ended December 31, 2021 and 2020, interest expense of $99 thousand and $138 thousand, respectively, was incurred related to bank indebtedness.

Paycheck Protection Program

During March 2021, the Company received an unsecured loan under the United States Small Business Administration Paycheck Protection Program (“PPP”) in the amount of $1.7 million. Assure executed a PPP promissory note, which matures on February 25, 2026. The PPP Loan carries an interest rate of 1.0% per annum, with principal and interest payments due on the first day of each month, with payments commencing on the earlier of: (i) the day the amount of loan forgiveness granted to Assure is remitted by the Small Business Administration to the Bank of Oklahoma; or (ii) 10 months after the end of the 24-week period following the grant of the Loan. All or a portion of the Loan may be forgiven if the Company maintains its employment and compensation within certain parameters during the 24-week period following the loan origination date and the proceeds of the Loan are spent on payroll costs, rent or lease agreements dated before February 15, 2020 and utility payments arising under service agreements dated before February 15, 2020. The Company i submitted its application for forgiveness of the PPP promissory note during the fourth quarter of 2021. During January 2022, the Company received forgiveness of the $1.7 million PPP promissory note.

Convertible Debt

On November 22, 2019, the Company launched a non-brokered private placement of convertible debenture units (“CD Unit”) for gross proceeds of up to $4 million, with an option to increase the offering by an additional $2 million (the “Offering”). On December 13, 2019, the Company closed on Tranche 1 of the Offering for gross proceeds of $965 thousand and the issuance of 68,901 warrants. These proceeds will be used for working capital and growth capital purposes. Each CD Unit was offered at a price of $1. Each CD Unit included, among other things, 72 common share purchase warrants that allow the holder to purchase shares of the Company’s common stock at a price of $9.50 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock at a conversion price of $7.00 per share for a period of four years. The CD Units carry a 9% coupon rate.

The fair value of the debt was determined to be $401 thousand, the conversion feature $376 thousand and the warrants $188 thousand. The difference between the fair value of the debt of $401 thousand and the face value of debt of the $965 thousand will be accreted as interest expense over the four-year life of the CD Units. The finders’ received $67 thousand and 9,650 warrants to purchase shares of the Company’s common stock at a price of $9.50 per share for three years.

From January 2020 to April 2020, the Company closed on three separate tranches of the Offering for total proceeds of $1.7 million. The net proceeds from these tranches of the Offering are being utilized for working capital purposes.  Each CD Unit was offered at a price of $1.  Each CD Unit includes, among other things, 72 common share purchase warrants that allow the holder to purchase shares of the Company’s common stock at a price of $9.50 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock as a conversion price of $7.00 per share for a period of four years. The CD Units carry a 9% coupon rate.  In conjunction with these Offerings, finders’ received $79 thousand and 11,260 warrants to purchase shares of the Company’s common stock at a price of $9.50 per share for three years.

The fair value of the second tranche of debt was determined to be $259 thousand, the conversion feature $152 thousand and the warrants $58 thousand.  The difference between the fair value of the debt of $259 thousand and the face value of debt of $469 thousand will be accreted as interest expense over the four-year life of the CD Units.  The fair value of the third tranche of debt was determined to be $483 thousand, the conversion feature $291 thousand and the warrants $112 thousand.  The difference between the fair value of the debt of $483 thousand and the face value of debt of $886 thousand will be accreted as interest expense over the four-year life of the CD Units.  The fair value of the fourth tranche of debt was determined to be $159 thousand, the conversion feature $96 thousand and the warrants $45 thousand.  The difference between the fair value of the debt of $159 thousand and the face value of debt of $300 thousand will be accreted as interest expense over the four-year life of the CD Units. The value of the conversion feature and the warrants is recorded to additional paid-in capital as the equity component of convertible debt issuance.

At the end of April 2020, the Company launched a separate non-brokered private placement of convertible debenture units (“April CD Unit”) for gross proceeds of up to $500 thousand, with an option to increase the offering by an additional $500 thousand (the “April Offering”). The $830 thousand proceeds from the April Offering were used for working capital and to retire part of the $800 thousand obligation due on May 15, 2020 to the Sellers of Neuro-Pro Monitoring. Each April CD Unit was offered at a price of $1.  Each April CD Unit included, among other things, 200 common share purchase warrants that allow the holder to purchase shares of the Company’s common stock at a price of $5.00 per share for a period of three years and the right to convert the CD Unit into shares of the Company’s common stock as a conversion price of $3.35 for a period of four years. The CD Units carry a 9% coupon rate.  On May 21, 2020, the Company closed the April Offering. In conjunction with the April Offering, finders’ received $23 thousand and 6,895 warrants to purchase shares of the Company’s common stock at a price of $3.35 per share for four years. The fair value of the April Offering of debt was determined to be $364 thousand, the conversion feature $279 thousand and the warrants $187 thousand. The difference between the fair value of the debt of $364 thousand and the face value of debt of $830 thousand will be accreted as interest expense over the four-year life of the CD Units. The value of the conversion feature and the warrants is recorded to additional paid-in capital as the equity component of convertible debt issuance.

For the year ended December 31, 2021 and 2020, interest expense of $474 thousand and $286 thousand, respectively, was incurred related to Convertible Debt.

Debenture

On June 10, 2021, the Company entered into definitive agreements to secure a credit facility under the terms of a commitment letter dated March 8, 2021 (the “Commitment Letter”) with Centurion Financial Trust, an investment trust formed by Centurion Asset Management Inc. (“Centurion”).  Under the terms of the Commitment Letter, Assure issued a debenture to Centurion, dated June 9, 2021 (the “Debenture”), with a maturity date of June 9, 2025 (the “Maturity Date”), in the principal amount of $11 million related to a credit facility comprised of a $6 million senior term loan (the “Senior Term Loan”), a $2 million senior revolving loan (the “Senior Revolving Loan”) and a $3 million senior term acquisition line (the “Senior Term Acquisition Line” and together with the Senior Term Loan and the Senior Revolving Loan, the “Credit Facility”).  The Senior Term Acquisition Line will be made available to the Company to fund future acquisitions, subject to certain conditions and approvals of Centurion.  The Credit Facility matures in June 2025.  During November 2021, the Company and Centurion entered into an amended to allow the Senior Short Term Acquisition Line to be utilized for organic growth and general working capital purposes.

The principal amount of the Debenture drawn and outstanding from time to time shall bear interest both before and after maturity, default and judgment from the date hereof to the date of repayment in full at the rate of the greater of 9.50% or the Royal Bank of Canada Prime Rate plus 7.05% per annum calculated and compounded monthly in arrears and payable on the first business day of each month during which any obligations are outstanding, the first of such payments being due July 2, 2021 for the period from the Advance to the date of payment, and thereafter monthly.  The difference between the commitment and the amount of the Loan outstanding from time to time shall bear a standby charge, for the period between June 2021 and the end of the availability period, in the amount of 1.50% per annum calculated and compounded monthly in arrears and payable on the first business day of each month during which any amount of the commitment remains available and undrawn, the first of such payments being due July 2, 2021.  Interest on overdue interest shall be calculated and payable at the same rate plus 3% per annum.

With respect to the Senior Revolving Loan, Assure may prepay advances outstanding thereunder from time to time, with not less than 10 business days prior written notice of the prepayment date and the amount, in the minimum amount of $250 thousand. Any amount of the Senior Revolving Loan prepaid may be re-advanced.  With respect to the Senior Term Loan and Senior Term Acquisition Line, Assure may prepay the advances outstanding thereunder, without penalty or bonus, in an amount not to exceed 25% of the aggregate of all Advances then outstanding under the Term Loans, on each anniversary date of the first advance made hereunder, provided in each case with not less than 30 days written notice of the Company's intention to prepay on such anniversary date and the proposed prepayment amount. Any prepayments to the Term Loans other than those permitted in the immediately preceding sentence may only be made on 30 days prior written notice of the prepayment date and the amount, and are subject to the Company paying on such prepayment date a prepayment charge equal to the lesser of (i) twelve (12) months interest and (ii) interest for the months remaining from the prepayment date to the Maturity Date, on the amount prepaid at the interest rate in effect on the applicable Term Loan as of the date of prepayment. Any amount of the Term Loan prepaid may not be re-advanced.

The Credit Facility is guaranteed by the subsidiaries under the terms of the guarantee and secured by a first ranking security interest in all of the present and future assets of Assure and the Subsidiaries under the terms of the security agreement.

Assure paid Centurion on first Advance of the Loan a commitment fee of 2.25%, being $248 thousand, made by withholding from the first advance.

A portion of the proceeds from the Debenture were utilized to repay the Central Bank line of credit and the Central Bank promissory note.

For the year ended December 31, 2021, interest expense of $456 thousand was incurred related to the Debenture.

Warrant Fee

In addition, Assure issued Centurion an aggregate of 275,000 non-transferrable common stock purchase warrants.  Each warrant entitles Centurion to acquire one share in the capital of Assure, at an exercise price equal to $7.55 (representing the closing price of Assure’s shares of common stock as of the close of business on June 9, 2021 and multiplied by the Bank of Canada’s daily exchange rate on June 9, 2021) for a term of 48 months. The warrants and underlying shares of common stock are subject to applicable hold periods under U.S. securities laws.